Financial Risk Management - Summary of Cash Outflow and Inflow of Derivatives Settled Gross or Net are Undiscounted Contractual Cash Flow (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Outflow	₩ 2,760,957	₩ 2,439,559	₩ 1,711,595
Inflow	2,857,949	2,496,356	1,686,804
Less than 1 year [member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Outflow	650,497	455,343	638,171
Inflow	684,720	484,505	608,270
1-5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Outflow	1,602,513	1,466,915	546,791
Inflow	1,648,746	1,492,718	568,976
More than 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Outflow	507,947	517,301	526,633
Inflow	₩ 524,483	₩ 519,133	₩ 509,558